Net Income Per Common Share ("EPS")	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Earnings Per Share [Abstract]
Net Income Per Common Share ("EPS")

3. NET INCOME PER COMMON SHARE (“EPS”)

Basic EPS is based on the weighted average number of common shares actually outstanding including restricted stock awards (see following paragraph) adjusted for Employee Stock Ownership Plan (“ESOP”) shares not yet committed to be released. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as outstanding stock options, were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Diluted EPS is calculated by adjusting the weighted average number of shares of common stock outstanding to include the effect of contracts or securities exercisable or which could be converted into common stock, if dilutive, using the treasury stock method. Shares issued and reacquired during any period are weighted for the portion of the period they were outstanding.

The Financial Accounting Standards Board (“FASB”) has issued guidance on determining whether instruments granted in share-based payment transactions are participating securities. This guidance clarifies that all outstanding unvested share-based payment awards that contain rights to non-forfeitable dividends participate in undistributed earnings with common shareholders. Awards of this nature are considered participating securities and the two-class method of computing basic and diluted earnings per share must be applied.

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Three Months Ended December 31, 2014			Six Months Ended December 31, 2014
	Income (Numerator)	Shares (Denominator)	Per Share Amount	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)			(In Thousands, Except Per Share Data)
Net income	$2,169			$5,092

Basic earnings per share, income available to common stockholders	$2,169	67,042	$0.03	$5,092	67,009	$0.08

Effect of dilutive securities:
Stock options	—	13		—	176

	$2,169	67,055	$0.03	$5,092	67,185	$0.08

	Three Months Ended December 31, 2013			Six Months Ended December 31, 2013
	Income (Numerator)	Shares (Denominator)	Per Share Amount	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)			(In Thousands, Except Per Share Data)
Net income	$2,987			$5,573

Basic earnings per share, income available to common stockholders	$2,987	65,767	$0.05	$5,573	65,851	$0.08

Effect of dilutive securities:
Stock options	—	—		—	—

	$2,987	65,767	$0.05	$5,573	65,851	$0.08

During the three and six months ended December 31, 2014, the average number of options which were considered anti-dilutive totaled approximately 185,000 and 185,000, respectively. During the three and six months ended December 31, 2013, the average number of options which were considered anti-dilutive totaled approximately 3,053,000 and 3,122,000, respectively.

Note 23 – Net Income per Common Share (EPS)

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Year Ended June 30, 2014
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)

Net income	$10,188

Basic earnings per share, income available to common stockholders	$10,188	65,796	$0.16

Effect of dilutive securities:
Stock options	—	40

Diluted earnings per share	$10,188	65,836	$0.16

	Year Ended June 30, 2013
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)

Net income	$6,506

Basic earnings per share, income available to common stockholders	$6,506	66,152	$0.10

Effect of dilutive securities:
Stock options	—	—

Diluted earnings per share	$6,506	66,152	$0.10

	Year Ended June 30, 2012
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)

Net income	$5,078

Basic earnings per share, income available to common stockholders	$5,078	66,495	$0.08

Effect of dilutive securities:
Stock options	—	—

Diluted earnings per share	$5,078	66,495	$0.08

During the years ended June 30, 2014, 2013 and 2012, the average number of options which were anti-dilutive totaled approximately 1,910,000, 3,193,000 and 3,221,000, respectively.